S000093657 [Member] Expense Example - Putnam Retirement Advantage 2070 Fund	Aug. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 258
Expense Example, with Redemption, 3 Years	3,087
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	3,006
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	2,949
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	2,892
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	2,857
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	2,834
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	2,857
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	$ 3,321